RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)		Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019
Due to related parties		$ 2,535,927		$ 1,716,919		$ 2,105,338
Ben Wong [Member]
Due to related parties	[1]	143,792		143,792		143,792
Yubao Liu [Member]
Due to related parties	[2]	333,628		102,938		498,769
Xin Sui [Member]
Due to related parties	[3]	2,016		2,016		2,016
Baozhen Deng [Member]
Due to related parties		488	[4]	9,437	[5]	3,900	[5]
Baozhu Deng [Member]
Due to related parties	[6]					5,303
Jialin Liang [Member]
Due to related parties	[7]	1,434,495		901,460	[8]	928,314	[8]
Xuemei Jiang [Member]
Due to related parties	[9],[10]	547,384		505,685		520,750
Liang Zhang [Member]
Due to related parties	[11]					625
Zijian Yang [Member]
Due to related parties	[12]					1,869
Shikui Zhang [Member]
Due to related parties	[13]	45,854		28,528
Changyong Yang [Member]
Due to related parties		$ 29,246	[14]	$ 23,063	[15]		[15]

[1]	Ben Wong was the controlling shareholder of Shinning Glory until April 20, 2017, which holds majority shares in Ionix Technology, Inc.
[2]	Yubao Liu is the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in Ionix Technology, Inc.
[3]	Xin Sui is a member of the board of directors of Welly Surplus.
[4]	Baozhen Deng is a stockholder of the Company, who owns approximately 0.8% of the Company's outstanding common stock, and the owner of Shenzhen Baileqi S&T.
[5]	Baozhen Deng is a stockholder of the Company, who owns approximately 1.1% of the Company's outstanding common stock, and the owner of Shenzhen Baileqi S&T.
[6]	Baozhu Deng is a relative of Baozhen Deng and director of Baileqi Electronic.
[7]	Jialin Liang is a stockholder of the Company and the president, CEO, and director of Fangguan Electronics.
[8]	The Company assumed liability of approximately $5.8 million (RMB39,581,883) from Jialin Liang during the acquisition of Fangguan Electronics. During the year ended June 30, 2019, approximately $4.4 million (RMB30,000,000) liability assumed was forgiven and converted to capital.
[9]	The liability was assumed from the acquisition of Fangguan Electronics.
[10]	Xuemei Jiang is a stockholder of the Company and the vice president and director of Fangguan Electronics.
[11]	Liang Zhang is the legal representative of Shizhe New Energy until May 2019.
[12]	Zijian Yang is the supervisor of Shizhe New Energy.
[13]	Shikui Zhang is a stockholder of the Company and serves as the legal representative and general manager of Shizhe New Energy since May 2019.
[14]	Changyong Yang is a stockholder of the Company, who owns approximately 1.4% of the Company's outstanding common stock, and the owner of Keenest
[15]	Changyong Yang is a stockholder of the Company, who owns approximately 1.9% of the Company's outstanding common stock, and the owner of Keenest.